Noncontrolling Interests (Details 1)	12 Months Ended
Dec. 31, 2011 sqft
1005 First Street, NE [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	40756
Reporting Segment	Washington, D.C
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	97.00%
Square Footage	30,414
Redland Corporate Center [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	40483
Reporting Segment	Maryland
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	97.00%
Square Footage	348,266